Environmental and Legal Matters (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Site Contingency [Line Items]
Total Accrued Environmental Costs	$ 19.9
Accrued Environmental Costs - Current	$ 4.5